Related Party Disclosures - Additional Information (Details)	5 Months Ended	7 Months Ended	12 Months Ended
	Sep. 30, 2021 EUR (€)	Apr. 30, 2021 EUR (€)	Sep. 30, 2023 EUR (€)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 EUR (€)
Disclosure of transactions between related parties [line items]
Non-employee director cash compensation per year | $				$ 125,000
Non-employee equity compensation per year | $				75,000
Chair of audit committee compensation per year | $				$ 25,000
Additional expenses recognized during period			€ 0
Corresponding lease liability to lease payments			100,000
Ockenfels
Disclosure of transactions between related parties [line items]
Lease payments	€ 200,000		500,000		€ 500,000
Lease liability			1,700,000		400,000
Management service income	100,000		15,000		200,000
Outstanding receivables			2,500,000
CB Beteiligungs GmbH & Co. KG and AB-Beteiligungs GmbH | Chief Executive Officer
Disclosure of transactions between related parties [line items]
Expense pursuant to consulting service arrangements			4,700,000
Other related parties [member]
Disclosure of transactions between related parties [line items]
Expense pursuant to consulting service arrangements			405,000		2,867,000
Marketing expenses	€ 200,000	€ 400,000	€ 200,000		€ 500,000
Lease payments		€ 3,018,000